PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Depreciation charge	$ (1)	¥ (4)	¥ (100)	¥ (304)
Net book Value	7	49	53	424
Buildings [member]
IfrsStatementLineItems [Line Items]
Net book Value	4	25	28	31
Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Net book Value	2	16	13	41
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Net book Value	2	14	18	212
Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Net book Value	$ (1)	(6)	(6)	140
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,649	4,345
Additions		3	11
Disposal		(98)	(2,707)
Balance at ending		1,554	1,649	4,345
Gross carrying amount [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		46	46
Additions
Disposal
Balance at ending		46	46	46
Gross carrying amount [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		1,096	1,185
Additions		4	11
Disposal			(100)
Balance at ending		1,100	1,096	1,185
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		601	2,470
Additions
Disposal		(99)	(1,869)
Balance at ending		502	601	2,470
Gross carrying amount [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(94)	644
Additions
Disposal			(738)
Balance at ending		(94)	(94)	644
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,596)	(3,921)
Disposal			2,425
Balance at ending		(1,505)	(1,596)	(3,921)
Depreciation charge		(4)	(100)
Written back on disposal		95
Accumulated depreciation, amortisation and impairment [member] | Buildings [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(18)	(15)
Disposal
Balance at ending		(21)	(18)	(15)
Depreciation charge		(3)	(3)
Accumulated depreciation, amortisation and impairment [member] | Machinery and equipments [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(1,083)	(1,144)
Disposal			91
Balance at ending		(1,084)	(1,083)	(1,144)
Depreciation charge		(1)	(30)
Accumulated depreciation, amortisation and impairment [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance at beginning		(583)	(2,258)
Disposal			1,735
Balance at ending		(488)	(583)	(2,258)
Depreciation charge			(60)
Written back on disposal		95
Accumulated depreciation, amortisation and impairment [member] | Office and other equipment [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning		88	(504)
Disposal			599
Balance at ending		88	88	¥ (504)
Depreciation charge			¥ (7)